Cover Page	Jan. 04, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 04, 2023
Entity Registrant Name	HOST HOTELS & RESORTS, INC.
Entity Central Index Key	0001070750
Entity Emerging Growth Company	false
Entity File Number	001-14625
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	53-0085950
Entity Address, Address Line One	4747 Bethesda Avenue
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
Local Phone Number	744-1000
City Area Code	240
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	HST
Security Exchange Name	NASDAQ
HOST HOTELS & RESORTS L.P.
Document Information [Line Items]
Entity Registrant Name	HOST HOTELS & RESORTS, L.P.
Entity Central Index Key	0001061937
Entity Emerging Growth Company	false
Entity File Number	0-25087
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-2095412
Entity Address, Address Line One	4747 Bethesda Avenue
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
Local Phone Number	744-1000
City Area Code	240
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false